Debt (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Summary of short-term debt and long-term debt and outstanding notes	The following table summarizes the Company's current and non-current Debt by maturity date (amounts include accrued interest):

	At December 31,
	2022					2021
	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt
	(€ million)
Notes	€3,692	€7,662	€7,911	€15,573	€19,265	€1,782	€8,776	€7,935	€16,711	€18,493
Borrowings from banks	1,389	1,416	145	1,561	2,950	7,697	3,079	35	3,114	10,811
Asset-backed financing	1,009	558	88	646	1,655	420	523	50	573	993
Lease liabilities	634	896	729	1,625	2,259	431	1,090	965	2,055	2,486
Other debt	960	63	1	64	1,024	628	170	1	171	799
Total Debt	€7,684	€10,595	€8,874	€19,469	€27,153	€10,958	€13,638	€8,986	€22,624	€33,582
Debt reduced by approximately €6.4 billion primarily as a result of the early repayment of the €6.3 billion credit facility entered in June 2020 with Intesa Sanpaolo and the repayment at maturity of the €420 million EIB loan and the reduction in other bank debt, partially offset by the net increase in the notes outstanding and the increase in asset-backed financing liabilities in relation to Stellantis Financial Services U.S. growth. The main classes of debt are described below.

Notes
The following table summarizes the notes outstanding at December 31, 2022 and 2021:

					At December 31,
(€ million)	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2022	2021
Stellantis (Peugeot S.A. issuances):
STELLANTIS N.V. (Peugeot S.A.) 2016	EUR	500	2.375	Q2/2023	508	508
STELLANTIS N.V. (Peugeot S.A.) 2017	EUR	600	2.000	Q1/2024	608	608
STELLANTIS N.V. (Peugeot S.A.) 2017	EUR	100	2.000	Q1/2024	102	102
STELLANTIS N.V. (Peugeot S.A.) 2018	EUR	650	2.000	Q1/2025	658	658
STELLANTIS N.V. (Peugeot S.A.) 2019	EUR	600	1.125	Q3/2029	594	594
STELLANTIS N.V. (Peugeot S.A.) 2020	EUR	1,000	2.750	Q2/2026	1,011	1,011
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	100	1.050	Q4/2023	101	101
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	60	1.600	Q2/2026	61	61
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	50	1.810	Q2/2027	50	50
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	70	Euribor 6M + 1.050	Q4/2023	71	71
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	204	Euribor 6M + 1.400	Q2/2026	204	204
Medium Term Note Programme(1):
Fiat Chrysler Finance Europe Senc 2014	EUR	1,350	4.750	Q3/2022	—	1,414
STELLANTIS N.V. (FCA N.V.) 2016	EUR	1,250	3.750	Q1/2024	1,340	1,385
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,250	3.375	Q3/2023	1,289	1,326
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,250	3.875	Q1/2026	1,420	1,460
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,000	4.500	Q3/2028	1,219	1,245
STELLANTIS N.V. 2021	EUR	1,250	0.625	Q1/2027	1,254	1,254
STELLANTIS N.V. 2021	EUR	1,250	0.750	Q1/2029	1,250	1,249
STELLANTIS N.V. 2021	EUR	1,250	1.250	Q2/2033	1,240	1,238
STELLANTIS N.V. 2022	EUR	1,000	2.750	Q2/2032	1,016	—
Other Notes:
STELLANTIS N.V. (FCA N.V.) 2015	U.S.$	1,500	5.250	Q2/2023	1,437	1,406
STELLANTIS FINANCE US 2021	U.S $	1,000	1.711	Q1/2027	942	884
STELLANTIS FINANCE US 2021	U.S $	1,000	2.691	Q3/2031	941	886
STELLANTIS FINANCE US 2022	U.S. $	550	5.625	Q1/2028	520	—
STELLANTIS FINANCE US 2022	U.S. $	700	6.375	Q3/2032	665	—
GIE PSA Trésorerie 2003	EUR	600	6.000	Q3/2033	764	778
Total Notes					€19,265	€18,493
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(1) Listing on the Irish Stock Exchange was obtained
The following table summarizes the asset-back financing amounts at December 31, 2022 and 2021:

				At December 31,
(€ million)	Currency	Interest rate %	Maturity(1)	2022	2021
Warehouse Credit Facilities:
FIARC	USD	Libor+spread	Q2/2023	101	191
SFS Funding I	USD	CP/SOFR+spread	Q3/2024	627	—
SFS Funding II	USD	CP/SOFR+spread	Q3/2024	10	—
Term Notes:
Term Notes 2017-2020	USD	1.49%-7.31%	Q2/2027	114	274
Term Notes 2021-1	USD	0.45%-5.37%	Q2/2028	75	126
Term Notes 2021-2	USD	0.48%-3.14%	Q4/2028	158	253
Term Notes 2022-1	USD	2.03%-5.41%	Q2/2029	201	—
Term Notes 2022-2	USD	6.26%-9.50%	Q4/2029	241	—
Total				€1,527	€844
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(1) Final maturity of the commitment for the warehouse credit facilities and the expected date of the last payment for the Term Notes

Disclosure of lease liabilities and contractual maturities of lease liabilities
The following table summarizes the Company's current and non-current lease liabilities:
Lease liabilities included in the Statement of Financial Position

	At December 31,
	2022	2021
	(€ million)
Long-term debt (non-current)	€1,625	€2,055
Short-term debt and current portion of long-term debt (current)	€634	€431
Maturity analysis - contractual undiscounted cash flows

At December 31, 2022
(€ million)
Due within one year	€634
Due between one and five years	896
Due beyond five years	729
Total undiscounted lease liabilities	€2,259